Analysis by Operating Segment and Geographic Area	12 Months Ended
Dec. 31, 2017
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Analysis by Operating Segment and Geographic Area

NOTE 19 — ANALYSIS BY OPERATING SEGMENT AND GEOGRAPHIC AREA

Since September 30, 2015, we have organized our activities in four segments for financial reporting: (i) Contractual Data Acquisition, (ii) Geology, Geophysics & Reservoir, (iii) Equipment and (iv) Non-Operated Resources. Financial information by segment is reported in accordance with our internal reporting system and provides internal segment information that is used by the chief operating decision maker to manage and measure performance.

Taking into account the long cyclical trough of the seismic market, which further worsened during the summer of 2015 as a consequence of a renewed bearish forward view on the price of oil, CGG decided, during the third quarter of 2015, to implement new adaptation measures throughout the Group as a new step in its Transformation Plan and further reduce its marine fleet to five vessels mainly dedicated to multi-client surveys. Going forward, the downsized CGG fleet will be dedicated on average two-thirds to multi-client surveys and only one-third to exclusive surveys. As a result of the reduction of the fleet, part of our owned vessels will not be operated for a certain period of time. The costs of these non-operated resources, as well as the costs of the Transformation Plan are reported, in the “Non-Operated Resources” segment.

A summary of our four segments is set out below:

•	Contractual Data Acquisition. This Operating segment comprises the following Business Lines:

-	Marine: offshore seismic data acquisition undertaken by us on behalf of a specific client;

-	Land and Multi-Physics: other seismic data acquisition undertaken by us on behalf of a specific client.

•

Geology, Geophysics & Reservoir (“GGR”). This operating segment comprises the Multi-Client Business Line (development and management of seismic surveys that we undertake and license to a number of clients on a non-exclusive basis) and the Subsurface Imaging and Reservoir Business Lines (processing and imaging of geophysical data, reservoir characterization, geophysical consulting and software services, geological data library and data management solutions). Both Business Lines regularly combine their offerings, generating overall synergies between their respective activities. The GGR segment includes the costs, industrial capital expenditures and capital employed related to the vessels dedicated to multi-client surveys.

•

Equipment. This operating segment comprises our manufacturing and sales activities for seismic equipment used for data acquisition, both on land and marine. The Equipment segment carries out its activities through our subsidiary Sercel.

•

Non-Operated Resources. This segment mainly comprises the costs of the non-operated marine resources as well as all the costs of our Transformation Plan (mainly restructuring provisions and provisions for onerous contracts). The capital employed includes the non-operated marine assets and the provisions related to the Transformation Plan. In this segment, the recoverable value retained is the fair value less costs of disposal.

As a complement to Operating Income, EBIT may be used by management as a performance indicator for segments because it captures the contribution to our results of the significant businesses that are managed through our joint ventures. We define EBIT as Operating Income plus our share of income in companies accounted for under the equity method.

Inter-company analytical transactions between segments are made at arm’s length prices. They relate primarily to geophysical equipment sales made by the Equipment segment to the Contractual Data Acquisition and GGR segments (with the reference being the spot market). As GGR includes marine capacity dedicated to multi-client surveys, there are no longer any services rendered by Contractual Data Acquisition to GGR for multi-client surveys. Transactions between subsidiaries of the Group are made at market prices.

These inter-segment revenues and the related earnings are eliminated in consolidation in the tables that follow under the column “Eliminations and other”.

The inter-segment sales and the related earnings recognized by the Equipment segment are eliminated and presented in the tables that follow as follows: (i) Operating Income and EBIT for our Contractual Data Acquisition and GGR segments are presented after elimination of amortization expenses corresponding to the inter segment margins included in the assets sold by the Equipment segment to the Contractual Data Acquisition and GGR segments; and (ii) capital expenditures for our Contractual Data Acquisition and GGR segments are presented after elimination of inter-segment margin.

Operating Income and EBIT may include non-recurring items, which are disclosed in the reportable segment if material. General corporate expenses, which include Group management, financing, and legal activities, have been included in the column “Eliminations and other” in the tables that follow. The Group does not disclose financial expenses or financial revenues by segment because they are managed at the Group level.

Identifiable assets are those used in the operations of each segment. Unallocated and corporate assets consist of “investments and other financial assets” and “cash and cash equivalents” of our consolidated statement of financial position. The group does not track its assets based on country of origin.

Capital employed is defined as “total assets” excluding “cash and cash equivalents” less (i) “current liabilities” excluding “bank overdrafts” and “current portion of financial debt” and (ii) “non-current liabilities” excluding “financial debt”.

The following tables also present operating revenues, Operating Income and EBIT by segment, and operating revenues by geographic area (by location of customers).

In 2017, the Group’s two most significant customers accounted for 10.4% and 8.6% of the Group’s consolidated revenues compared with 6.7% and 6.4% in 2016 and 5.0% and 4.9% in 2015.

Analysis by segment

	2017
	Contractual Data Acquisition	Non Operated Resources	GGR	Equipment	Eliminations And other	Consolidated Total
	(In millions of US$, except for assets and capital employed in billions of US$)
Revenues from unaffiliated customers	284.9	—	819.6	215.5	—	1,320.0
Inter-segment revenues	3.8	—	—	25.7	(29.5)	—
Operating revenues	288.7	—	819.6	241.2	(29.5)	1,320.0
Depreciation and amortization (excluding multi-client surveys)	(43.9)	(19.8)	(87.5)	(29.8)	(0.2)	(181.2)
Depreciation and amortization of multi-client surveys	—	—	(297.7)	—	—	(297.7)
Operating income	(91.4)	(220.4)	130.7	(35.9)	(46.5)	(263.5)
Share of income in companies accounted for under equity method(1)	(11.2)	(8.5)	(0.4)	—	—	(20.1)
Earnings before interest and tax(2)	(102.6)	(228.9)	130.3	(35.9)	(46.5)	(283.6)
Capital expenditures (excluding multi-client surveys)(3)	17.0	—	45.0	22.2	(3.0)	81.2
Investments in multi-client surveys, net cash	—	—	251.0	—	—	251.0
Capital employed	0.3	0.1	2.2	0.6	—	3.2
Total identifiable assets	0.5	0.1	2.6	0.7	—	3.9

(1)	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
(2)	At the group level, Operating Income and EBIT before costs related to the Transformation Plan amounted to US$(77.2) million and US$(97.3) million respectively, for the year ended December 31, 2017.

For the year ended December 31, 2017, Non-Operated Resources EBIT included US$(186.3) million relating to the Transformation Plan.

For the year ended December 31, 2017, GGR EBIT also included US$(23.1) million impairment of multi-client surveys. Since 2016 and the application of IAS 38 amended, CGG no longer apply a straight-line amortization scheme for multi-client surveys.

For the year ended December 31, 2017, “eliminations and other” included US$(37.8) million of general corporate expenses and US$(8.7) million of intra-group margin.

(3)

Capital expenditures included capitalized development costs of US$(34.1) million for the year ended December 31, 2017. “Eliminations and other” corresponded to the variance of suppliers of assets for the year ended December 31, 2017.

	2016
	Contractual Data Acquisition	Non Operated Resources	GGR	Equipment	Eliminations And other	Consolidated Total
	(In millions of US$, except for assets and capital employed in billions of US$)
Revenues from unaffiliated customers	232.2	—	784.0	179.3	—	1,195.5
Inter-segment revenues	5.8	—	—	75.7	(81.5)	—
Operating revenues	238.0	—	784.0	255.0	(81.5)	1,195.5
Depreciation and amortization (excluding multi-client surveys)	(62.7)	(93.5)	(101.1)	(35.5)	(0.4)	(293.2)
Depreciation and amortization of multi-client surveys	—	—	(417.2)	—	—	(417.2)
Operating income	(98.9)	(170.0)	(15.9)	(41.9)	(69.8)	(396.5)
Share of income in companies accounted for under equity method(1)	(6.0)	—	(2.2)	—	—	(8.2)
Earnings before interest and tax(2)	(104.9)	(170.0)	(18.1)	(41.9)	(69.8)	(404.7)
Capital expenditures (excluding multi-client surveys)(3)	27.7	—	60.1	12.4	4.3	104.5
Investments in multi-client surveys, net cash	—	—	295.1	—	—	295.1
Capital employed	0.4	0.2	2.3	0.6	—	3.5
Total identifiable assets	0.6	0.4	2.5	0.7	0.1	4.3

(1)	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
(2)

At the group level, Operating Income and EBIT before costs related to the Transformation Plan and impairments amounted to US$(212.7) million and US$(220.9) million respectively, for the year ended December 31, 2016.

For the year ended December 31, 2016, Contractual Data Acquisition EBIT included US$(0.8) million relating to other intangible assets impairment;

For the year ended December 31, 2016, Non-Operated Resources EBIT included US$(54.3) million relating to the Transformation Plan and US$(31.4) million relating to vessels impairment.

For the year ended December 31, 2016, GGR EBIT also included US$(96.8) million impairment of multi-client surveys and US$(0.5) million relating to tangible assets impairment.

For the year ended December 31, 2016, “eliminations and other” included US$(33.2) million of general corporate expenses and US$(36.6) million of intra-group margin.

(3)

Capital expenditures included capitalized development costs of US$(34.0) million for the year ended December 31, 2016. “Eliminations and other” corresponded to the variance of suppliers of assets for the year ended December 31, 2016.

	2015
	Contractual Data Acquisition	Non Operated Resources	GGR	Equipment	Eliminations And other	Consolidated Total
	(In millions of US$, except for assets and capital employed in billions of US$)
Revenues from unaffiliated customers	593.2	—	1,107.6	400.1	—	2,100.9
Inter-segment revenues	22.3	—	—	37.2	(59.5)	—
Operating revenues	615.5	—	1,107.6	437.3	(59.5)	2,100.9
Depreciation and amortization (excluding multi-client surveys)	(653.4)	(28.6)	(586.9)	(41.7)	—	(1,310.6)
Depreciation and amortization of multi-client surveys	—	—	(369.5)	—	—	(369.5)
Operating income	(674.5)	(235.8)	(204.0)	25.9	(69.2)	(1,157.6)
Share of income in companies accounted for under equity method(1)	21.7	—	(0.3)	—	—	21.4
Earnings before interest and tax(2)	(652.8)	(235.8)	(204.3)	25.9	(69.2)	(1,136.2)
Capital expenditures (excluding multi-client surveys)(3)	34.3	—	73.2	23.1	15.0	145.6
Investments in multi-client surveys, net cash	—	—	284.6	—	—	284.6
Capital employed	0.7	0.1	2.5	0.6	—	3.9
Total identifiable assets	0.9	0.3	2.9	0.8	0.1	5.0

(1)	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.
(2)

At the group level, Operating Income and EBIT before costs related to the Transformation Plan and impairments amounted to US$60.9 million and US$82.3 million respectively, for the year ended December 31, 2015.

For the year ended December 31, 2015, Contractual Data Acquisition EBIT included:

(i)	US$(365.0) million of marine goodwill depreciation;
(ii)	US$(110.0) million relating to impairment of marine equipment;
(iii)	US$(33.0) million relating to other intangible assets impairment;
(iv)	US$(10.9) million relating to tangible assets impairment.

For the year ended December 31, 2015, Non-Operated Resources EBIT included US$(207.8) million relating to the Transformation Plan.

For the year ended December 31, 2015, GGR EBIT also included:

(i)	US$(438.8) million related to GGR CGUs goodwill depreciation;
(ii)	US$(41.8) million impairment of multi-client surveys;
(iii)	US$(11.2) million impairment of intangibles assets.

For the year ended December 31, 2015, “eliminations and other” included US$(38.6) million of general corporate expenses and US$(30.6) million of intra-group margin.

(3)

Capital expenditures included capitalized development costs of US$(41.5) million for the year ended December 31, 2015. “Eliminations and other” corresponded to the variance of suppliers of assets for the year ended December 31, 2015.

Analysis by geographic area

Analysis of operating revenues by location of customers

	2017		2016		2015
	(In millions of US$)
North America	353.3	26.8%	356.9	29.9%	528.4	25.2%
Central and South Americas	331.1	25.1%	170.2	14.2%	232.9	11.1%
Europe, Africa and Middle East	424.2	32.1%	481.7	40.3%	875.6	41.7%
Asia Pacific	211.4	16.0%	186.7	15.6%	464.0	22.0%

Total operating revenues	1,320.0	100%	1,195.5	100%	2,100.9	100%

Operating revenue attributed to France is US$15.5 million for the year ended December 31, 2017.

Analysis of operating revenues by category

	2017		2016		2015
	(In millions of US$)
Services rendered and royalties	905.1	68.6%	906.3	75.8%	1,451.3	69.1%
Sales of goods	202.4	15.3%	168.7	14.1%	378.3	18.0%
After-sales on multi-client surveys	200.3	15.2%	111.1	9.3%	256.2	12.2%
Leases	12.2	0.9%	9.4	0.8%	15.1	0.7%

Total operating revenues	1,320.0	100%	1,195.5	100%	2,100.9	100%